Deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income
Deferred maintenance and license revenue	€ 48,827	€ 46,948	€ 44,905
Deferred (project) fees	3,381	4,844	5,485
Deferred government grants	8,659	7,474	1,102
Total	60,867	59,266	51,492
Current	43,523	45,998	40,791
Non-current	€ 17,344	€ 13,268	€ 10,701